SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - GOODWILL AND OTHER INTANGIBLE ASSETS (Details)	12 Months Ended
Dec. 31, 2017
Trademarks
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	25 years
Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	15 years
Patents
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	5 years